Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Headcount [Line Items]
Number of employees	16,731	17,295
Annual Average	16,969	17,671
Managers And Key Executives
Headcount [Line Items]
Number of employees	168	151
Annual Average	170	156
Professionals And Technicians
Headcount [Line Items]
Number of employees	10,634	10,806
Annual Average	10,679	10,242
Staff And Others
Headcount [Line Items]
Number of employees	5,929	6,338
Annual Average	6,120	7,273
Chile
Headcount [Line Items]
Number of employees	51	53
Chile | Managers And Key Executives
Headcount [Line Items]
Number of employees	8	1
Chile | Professionals And Technicians
Headcount [Line Items]
Number of employees	39	48
Chile | Staff And Others
Headcount [Line Items]
Number of employees	4	4
Argentina
Headcount [Line Items]
Number of employees	4,064	4,086
Argentina | Managers And Key Executives
Headcount [Line Items]
Number of employees	35	20
Argentina | Professionals And Technicians
Headcount [Line Items]
Number of employees	1,850	1,858
Argentina | Staff And Others
Headcount [Line Items]
Number of employees	2,179	2,208
Brazil
Headcount [Line Items]
Number of employees	9,523	10,124
Brazil | Managers And Key Executives
Headcount [Line Items]
Number of employees	51	53
Brazil | Professionals And Technicians
Headcount [Line Items]
Number of employees	5,726	5,947
Brazil | Staff And Others
Headcount [Line Items]
Number of employees	3,746	4,124
Peru
Headcount [Line Items]
Number of employees	943	926
Peru | Managers And Key Executives
Headcount [Line Items]
Number of employees	35	38
Peru | Professionals And Technicians
Headcount [Line Items]
Number of employees	908	888
Colombia
Headcount [Line Items]
Number of employees	2,150	2,106
Colombia | Managers And Key Executives
Headcount [Line Items]
Number of employees	39	39
Colombia | Professionals And Technicians
Headcount [Line Items]
Number of employees	2,111	2,065
Colombia | Staff And Others
Headcount [Line Items]
Number of employees		2